SUBSEQUENT EVENTS	12 Months Ended
Sep. 27, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

On November 11, 2013 and November 12, 2013, the Board and certain committees of the Board, including the Compensation Committee, took certain actions relating to compensation determinations for employees, as well as certain actions related to the compensation of executive officers and benefit plans of Holdings in connection with the previously announced preparation for the initial public offering of Holdings.

Amended and Restated Senior Executive Performance Bonus Plan

On November 12, 2013, the Board approved, and the stockholders of Holdings adopted by written consent, the Amended and Restated Senior Executive Performance Bonus Plan (the “Amended Bonus Plan”), which will become effective on December 1, 2013. The Amended Bonus Plan is intended to provide for an annual performance bonus for the chief executive officer and other designated executive officers of Holdings or any of its subsidiaries. The terms of the Amended Bonus Plan are generally consistent with the terms of the existing Senior Executive Annual Performance Bonus Plan of Holdings, except that the annual individual participant award limit has been increased to $6 million.

Approval of Special Bonuses

On November 11, 2013, the Compensation Committee approved special cash bonuses to certain senior executive officers of approximately $4.3 million that are contingent on and payable following the completion of the initial public offering. The accounting for the bonuses will be reflected upon completion of this offering.

Grants in Connection with the Initial Public Offering

On November 11, 2013, the Compensation Committee and the Stock Committee approved grants of RSUs to certain senior executives under the Fourth Amended Stock Incentive Plan, to become effective at the time of the initial public offering of Holdings. The total value of the RSUs granted will be approximately $35 million. The RSUs are subject to time-based vesting, with one-third of the RSUs vesting on each of the first three anniversaries of the date of grant, subject to the executive’s continued employment with Holdings and its subsidiaries. The terms of the RSUs are otherwise generally consistent with the terms of the previously approved form of restricted stock unit award agreement under the Fourth Amended Stock Incentive Plan. The accounting for the share-based compensation related to these RSU grants will be reflected beginning upon completion of this offering.

Amendment to Vesting of Outstanding Performance-Based Options

On November 11, 2013, the Compensation Committee approved an amendment to all outstanding 2007 MSIP Option Agreements (the “Performance Option Amendment”) modifying the vesting provisions relating to outstanding Performance-Based Options granted under the 2007 MSIP. The Performance Option Amendment provides that in the event of an initial public offering of Holdings, subject to continued employment on such date, 50% of any then-unvested performance-based options that did not meet applicable performance thresholds in prior years (the “Missed Year Options”) will become vested if the initial public offering price for the common stock of Holdings equals or exceeds $20.00 per share. In addition, during the 18 month period following the initial public offering, if the closing trading price for common stock of Holdings equals or exceeds $25.00 per share over any consecutive twenty day trading period, 100% of the Missed Year Options will become vested. There are a total of approximately 5.3 million Missed Year Options. The accounting for the modification related to the Missed Year Options, which in total is estimated to be approximately $55 million, will be reflected beginning upon completion of this offering.

ARAMARK Holdings Corporation 2013 Stock Incentive Plan and Forms of Agreements

On November 12, 2013, the Board approved, and the stockholders of Holdings adopted by written consent, the ARAMARK Holdings Corporation 2013 Stock Incentive Plan (the “2013 Stock Plan”), which will become effective on December 1, 2013. The 2013 Stock Plan provides that the total number of shares of common stock that may be issued under the 2013 Stock Plan is 25,500,000. In connection with the adoption of the 2013 Stock Plan, the Board approved, and the stockholders of Holdings adopted by written consent, the Fifth Amended and Restated ARAMARK Holdings Corporation 2007 Management Stock Incentive Plan (the “Fifth Amended Stock Plan”) which amends certain terms of the 2007 MSIP in contemplation of the initial public offering of Holdings, including providing that no awards will be granted under the Fifth Amended Stock Plan shortly following the consummation of an initial public offering, as it is intended that grants following the initial public offering will be made under the 2013 Stock Plan.